Royalties, mining and income tax, and deferred tax - Deferred Tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Deferred tax assets	R (2,451)	R (1,942)	R (2,442)
Deferred tax liabilities	4,757	4,176	9,360
Net deferred tax liabilities	2,306	2,234	6,918
Reconciliation of the deferred tax balance:
Deferred tax liability (asset) at beginning of period	2,234	6,918	6,912
Deferred tax on acquisition of subsidiaries	0	348	0
Loss on remeasurement of previous interest in joint operation	0	21	0
Derecognition with deemed disposal of interest in joint operation	0	(142)	0
Deferred tax recognised in profit or loss	78	(5,594)	(358)
Deferred tax recognised in other comprehensive income	7	58	(81)
Foreign currency translation	(13)	625	445
Deferred tax liability (asset) at end of period	2,306	2,234	6,918
Deferred tax liabilities	14,401	11,648	14,008
Deferred tax assets	(12,095)	(9,414)	(7,090)
Aggregate unrecognised due to exemption	956	811	13,659
Other deductible temporary differences	87,331	68,868	48,648
Capital losses for which no deferred tax asset recognised	5,686	6,157	5,613
Mining assets
Reconciliation of the deferred tax balance:
Deferred tax liabilities	12,821	9,387	13,001
Environmental rehabilitation obligation funds
Reconciliation of the deferred tax balance:
Deferred tax liabilities	888	973	713
Deferred tax assets	(1,724)	(1,583)	(1,404)
US$ Convertible bond
Reconciliation of the deferred tax balance:
Deferred tax liabilities	0	349	0
Other
Reconciliation of the deferred tax balance:
Deferred tax liabilities	692	939	294
Occupational healthcare obligation
Reconciliation of the deferred tax balance:
Deferred tax assets	(86)	(91)	(121)
Other Payables And Provisions
Reconciliation of the deferred tax balance:
Deferred tax assets	(2,432)	(2,047)	(1,385)
Derivative financial instrument
Reconciliation of the deferred tax balance:
Deferred tax assets	0	(349)	0
Financial instruments
Reconciliation of the deferred tax balance:
Deferred tax assets	(307)	(416)	0
Tax losses and unredeemed capital expenditure
Reconciliation of the deferred tax balance:
Deferred tax assets	(7,473)	(4,857)	(4,097)
Share-based payment obligation
Reconciliation of the deferred tax balance:
Deferred tax assets	R (73)	R (71)	R (83)